Supplemental pension plans (Details 5)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets of the Alvorada Plan
Asset categories
Equities	0.00%	0.00%
Fixed income	93.30%	92.70%
Real estate	5.40%	5.70%
Other	1.30%	1.60%
Total	100.00%	100.00%
Assets of the Bradesco Plan
Asset categories
Equities	7.90%	4.70%
Fixed income	87.50%	90.60%
Real estate	2.50%	2.60%
Other	2.10%	2.10%
Total	100.00%	100.00%
Assets of the Kirton Plan
Asset categories
Equities	0.00%	0.00%
Fixed income	100.00%	100.00%
Real estate	0.00%	0.00%
Other	0.00%	0.00%
Total	100.00%	100.00%
Assets of the Losango Plan
Asset categories
Equities	17.70%	17.30%
Fixed income	82.30%	82.70%
Real estate	0.00%	0.00%
Other	0.00%	0.00%
Total	100.00%	100.00%